Derivatives - Foreign currency agreements-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	0	2	16
Foreign currency agreements value	$ 0	$ 5,000	$ 25,000
Average forward rate		1.28	1.3422
Forward rate contract expiration frequency		monthly intervals up to February 2013	monthly intervals in2012
Gain (Loss) on derivative instruments from forward contracts	$ (165)	$ 1,149	$ (1,442)